Commitments and Contingencies	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13. Commitments and Contingencies

Services Agreement

In June 2025, the Company and Inflection Points, an entity under common control, entered into an Investment Consulting and Marketing Services Agreement (the “Services Agreement”). Pursuant to the Services Agreement, Inflection Points agreed to provide certain services to the Company. The services shall be provided pursuant to statements of work. The Services Agreement has a term of four (4) years and will automatically renew for a subsequent one (1) year term, unless either party gives the other party at least sixty (60) days’ prior written notice of non-renewal or otherwise terminates the Services Agreement or any statement of work as set forth therein. In consideration, Inflection Points received an aggregate of 10,000,000 shares of the Company’s stock on December 5, 2025. As of June 30, 2026, these shares have been issued and are outstanding.

Sponsor and Seller Earnout Agreements

Pursuant to the Sponsor Earnout Agreement and Seller Earnout Agreement (the “Agreements”) entered into on December 3, 2025, 8,333,333 shares and 9,500,000 shares of the Company’s Common Stock, respectively, remain subject to vesting and transfer restrictions. The terms of the Agreements are described in Note 14 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. As of June 30, 2026, no vesting events had occurred under either arrangement and the related shares remained subject to the applicable transfer restrictions.

Note 14. Commitments and Contingencies

As of December 31, 2025, we did not have any material commitments except as noted below.

Non-Competition Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, ProCap BTC, CCCM, the Company and Mr. Anthony Pompliano entered into a Non-Competition and Non-Solicitation Agreement, pursuant to which, until the earlier of (i) the date that is eighteen (18) months following the Closing Date June 23, 2025 and (ii) the date that is six (6) months after such date as Mr. Pompliano ceases to be a Control Person of the Company or ProCap BTC, Mr. Pompliano will not, directly or indirectly, become a Control Person of a public company with a primary portion of its business comprised of pursuing a Bitcoin treasury strategy program. For purposes of the Non-Competition Agreement, “Control Person” shall mean (x) the chairman of a board of directors, chief executive officer or president, or (y) the owner of such equity interests or right to acquire equity interests of a Person which entitles the holder thereof to the ability to manage or control such Person.

Services Agreement

In connection with the execution and delivery of the Business Combination Agreement, Inflection Points, an entity under common control, and the Company entered into an Investment Consulting and Marketing Services Agreement (the “Services Agreement”). Pursuant to the Services Agreement, Inflection Points agreed to provide certain services to the Company. The services shall be provided pursuant to statements of work. The Services Agreement has a term of four (4) years following the Effective Date and will automatically renew for a subsequent one (1) year term, unless either party gives the other party at least sixty (60) days’ prior written notice of non-renewal or otherwise terminates the Services Agreement or any statement of work as set forth therein. In consideration of the Work performed, upon execution of this Agreement, Service Provider shall receive an aggregate of 10,000,000 Common Units of ProCap BTC, which were exchanged for 10,000,000 shares of the Company’s stock at the closing of the Business Combination (See Note 4). Payment for all or part of the Work shall not constitute acceptance. As of December 31, 2025, these shares have been issued and are outstanding (see Note 12). These shares were recorded at fair value at date of issuance, which was reported at $10,000 on the statement of changes in stockholders’ equity.

Preferred Equity Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain “qualified investors” (defined to include “qualified institutional buyers” (“QIBS”), as defined in Rule 144A of the Securities Act, and institutional “accredited investors,” as defined in Rule 501 of Regulation D) (the “Preferred Equity Investors”) each entered into a Preferred Equity Subscription Agreement (collectively, the “Preferred Equity Subscription Agreements”) with CCCM, ProCap BTC and the Company, pursuant to which the Preferred Equity Investors subscribed to purchase an aggregate of 51,650,000 non-voting preferred units of ProCap BTC (“Preferred Units”), at a purchase price of $10.00 per unit in a private placement, for an aggregate amount of $516.5 million of such Preferred Units (the “Preferred Equity Investment,”), which were converted and exchanged for 64,562,500 shares of common stock of the Company at the Closing of the Business Combination (See Note 4). Additionally, each Preferred Equity Subscriber executed a joinder agreement to that certain Limited Liability Company Operating Agreement of the Company, dated as of June 22, 2025, by and among the Company and the members identified therein (the “LLC Agreement”), pursuant to which each Preferred Equity Subscriber accepted the rights, duties and obligations set forth in the LLC Agreement and became a preferred member of the Company.

As described above, all of the proceeds from the Preferred Equity Investment were used by the Company to the purchase Bitcoin, which Bitcoin was held in a custodial account until the Closing, upon which it was contributed to ProCap Financial.

Sponsor Earnout Agreement

On December 3, 2025, the Company and Sponsor entered into an agreement (the “Sponsor Earnout Agreement”), providing that 8,333,333 shares of Pubco Stock (such shares subject to earnout, the “Earnout Founder Shares”), representing all of the shares of Pubco Stock issuable to the Sponsor or its transferees in exchange for their Class B ordinary shares of CCCM (“Class B Ordinary Shares”) upon the Closing, shall be subject to transfer restrictions set forth in the Sponsor Earnout Agreement (the “Sponsor Transfer Restrictions”) and shall vest and be released from such restriction only if certain price targets are achieved during the 2-year period following the Closing (the “Earnout Period”).

The Sponsor Earnout Agreement provided that the Earnout Founder Shares shall vest and shall no longer be subject to the Sponsor Transfer Restrictions as follows:

●100% of the Earnout Founder Shares will vest and shall no longer be subject to the Sponsor Transfer Restrictions if the closing price of the Pubco Stock equals or exceeds $10.21 per share (as may be adjusted) for any 20 trading days within any consecutive 30-trading day period during the Earnout Period (the “Share Price Trigger Event”).

●100% of the Earnout Founder Shares will vest and shall no longer be subject to the Sponsor Transfer Restrictions if the BTC VWAP (as defined below) equals or exceeds $140,000 during any five-day period during the Earnout Period (the “BTC Price Trigger Event”).

In the event that neither a Share Price Trigger Event nor a BTC Price Trigger Event has occurred on or prior to the second anniversary of the Closing Date, then, subject to the terms and conditions of the Sponsor Earnout Agreement, on such second anniversary, 100% of the Earnout Founder Shares will vest and will no longer be subject to the Sponsor Transfer Restrictions.

Notwithstanding the foregoing, in the event that during the Earnout Period, the Company is subject to a change of control and the implied consideration per share of Pubco Stock pursuant to which the Company or its stockholders have the right to receive in such change of control equals or exceeds $10.21 (or the equivalent fair market value thereof, as determined by the board of directors of the Company following the Closing in good faith, in the event of any non-cash consideration), then, all of the Earnout Founder Shares that have not previously vested will vest and shall no longer be subject to the Sponsor Transfer Restrictions.

“BTC VWAP” means the dollar volume-weighted average price for Bitcoin (BTC) during any one hundred twenty (120)-hour period ending at the time of determination, as reported by Bloomberg through its “VAP” function for “XBTUSD BGN Currency” (or such other comparable calculation methodology as the Disinterested Independent Directors (as defined in the Sponsor Earnout Agreement) may determine in good faith if such Bloomberg function is no longer available). If the BTC VWAP cannot be calculated for Bitcoin (BTC) on such date on any of the foregoing bases, the BTC VWAP of Bitcoin (BTC) on such date shall be the fair market value as determined by the Disinterested Independent Directors of the Company acting in good faith. All such determinations shall be appropriately adjusted for any stock dividend, stock split, stock combination, recapitalization or other similar transaction during such period.

Effective December 3, 2025, the Company and Seller entered into an agreement (the “Seller Earnout Agreement”), providing that 9,500,000 shares of Pubco Stock (such shares subject to earnout, the “Earnout Seller Shares”), representing all of the shares of Pubco Stock otherwise issuable to the Seller upon the Closing, shall be subject to the transfer restrictions set forth in the Seller Earnout Agreement (the “Seller Transfer Restrictions”) and shall vest and be released from such restriction only if certain price targets are achieved during the Earnout Period. The Seller Earnout Agreement provides that the Earnout Seller Shares shall vest and shall no longer be subject to the Seller Transfer Restrictions as follows:

●100% of the Earnout Seller Shares will vest and shall no longer be subject to the Seller Transfer Restrictions upon a Share Price Trigger Event.

●100% of the Earnout Seller Shares will vest and shall no longer be subject to the Seller Transfer Restrictions upon a BTC Price Trigger Event.

In the event that neither a Share Price Trigger Event nor a BTC Price Trigger Event has occurred on or prior to the second anniversary of the Closing Date, then, subject to the terms and conditions of the Seller Earnout Agreement, on such second anniversary, 100% of the earnout shares will vest and shall no longer be subject to the Seller Transfer Restrictions.

Notwithstanding the foregoing, in the event that during the Earnout Period, the Company is subject to a change of control and the implied consideration per share of Pubco Stock pursuant to which the Company or its stockholders have the right to receive in such change of control equals or exceeds $10.21 (or the equivalent fair market value thereof, as determined by the board of directors of the Company following the Closing in good faith, in the event of any non-cash consideration), then, all of the Earnout Seller Shares that have not previously vested shall vest and shall no longer be subject to the Seller Transfer Restrictions.

Put Option Derivative Liability

On December 23, 2025 and December 24, 2025, ProCap Financial, Inc. entered into Bitcoin put option contracts with FalconX that obligate ProCap to buy Bitcoin at a fixed strike price if exercised by the counterparty on the January 30, 2026 expiration date. The aggregate premium for the put option contracts was $534,500, which constitute freestanding derivative instruments and are recorded as a derivative liability on the consolidated balance sheet. The Company does not hedge the put option derivative liability on the consolidate balance sheet and therefore the Company is exposed to market risks related to Bitcoin prices and liquidity risks regarding potential cash flow if the option is exercised.

As of December 31, 2025, the fair value of the put option contracts was $428,236, and ProCap recognized a $106,264 change in fair value of derivative securities in other income (expense) on the consolidated statement of operations.

Pursuant to the terms of the put option agreements, ProCap was required to post cash collateral to support its obligations under the contracts. As of December 31, 2025, ProCap had $4,645,780 of cash collateral held in a tri-party custodial agreement with BitGo, which is presented as restricted cash on the consolidated balance sheet. The posted collateral is not netted against the fair value of the put option liability.

The following table details the terms of the option transactions:

	December 23, 2025 option transaction	December 24, 2025 option transaction
Strike price	$75,000	$75,000
Put currency	200 BTC	430 BTC
Settlement	Deliverable	Deliverable